February 27, 2025

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND

Institutional Class (BLUIX)

A Series of Ultimus Managers Trust

Supplement to Summary Prospectus and Prospectus

dated June 28, 2024, as supplemented

This supplement updates certain information in the Summary Prospectus and the Prospectus of the Blueprint Adaptive Growth Allocation Fund (the “Fund”), a series of the Ultimus Managers Trust. For more information or to obtain a copy of the Funds’ Summary Prospectus or Prospectus, free of charge, please visit the Fund’s website at www.blueprintmutualfunds.com or call the Fund toll free at 1-866-983-4525.

Effective immediately, the following changes are made in the Summary Prospectus and Prospectus of the Fund.

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary benchmark is revised as noted below.

Fund	Primary Benchmark
Blueprint Adaptive Growth Allocation Fund	S&P 500® Index

The following change is made in the section entitled “Performance Summary” in the Summary Prospectus and Prospectus:

The following chart replaces, in its entirety, the chart in the section entitled “Average Annual Total Returns” on page 6 of each of the Summary Prospectus and Prospectus:

Average Annual Total Returns (for periods ended December 31, 2024)

	One Year	Since Inception (March 31, 2020)
Institutional Class
Return Before Taxes	19.29%	9.11%
Return After Taxes on Distributions	19.16%	8.97%
Return After Taxes on Distributions and Sales of Fund Shares	11.52%	7.18%
S&P 500® Index*	25.02%	20.75%
Morningstar Global Allocation Index*	9.78%	9.05%

*	Prior to February 21, 2025, the Morningstar Global Allocation Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective February 21, 2025, the S&P 500® Index has replaced the Morningstar Global Allocation Index as the Fund’s primary index.

Investors Should Retain this Supplement for Future Reference.